Other current assets	12 Months Ended
Mar. 31, 2012
Other current assets

8. Other current assets:

Other current assets as of March 31, 2011 and 2012 consist of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Deferred tax assets (Note 16)	¥6,963	¥7,314
Other receivable	6,676	10,802
Time deposit	2,745	7,810
Other	6,438	9,156

	¥22,822	¥35,082

“Other” primarily consists of Advance Payments Trade and prepaid expenses.